Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Crescent Mid Cap Macro Fund | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)		rr_RedemptionFeeOverRedemption	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	[1],[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.31%
Net Annual Fund Operating Expenses		rr_NetExpensesOverAssets	1.52%
1 Year		rr_ExpenseExampleYear01	$ 155
3 Years		rr_ExpenseExampleYear03	$ 545
Crescent Mid Cap Macro Fund | Advisor Class Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)		rr_RedemptionFeeOverRedemption	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	[1],[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.31%
Net Annual Fund Operating Expenses		rr_NetExpensesOverAssets	1.77%
1 Year		rr_ExpenseExampleYear01	$ 573
3 Years		rr_ExpenseExampleYear03	$ 997
Crescent Mid Cap Macro Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	CRESCENT MID CAP MACRO FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Crescent Mid Cap Macro Fund is capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As the fund has not yet commenced operations, there is no portfolio turnover to report.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "mid-cap" companies.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, exchange-traded funds ("ETFs"), convertible bonds, warrants, and shares of other investment companies satisfying the Fund's investment criteria.  The Advisor considers a company to be a "mid cap" company if it has, at the time of purchase, a market capitalization in between $1 billion and $15 billion.

The Advisor employs an investment selection process that utilizes approximately 60% of the selection criteria on macroeconomic, market and sector criteria, and approximately 40% of the selection criteria based on company fundamental analysis. This philosophy is based upon the belief and experience that sector and industry allocation is an important influence on individual security performance.

Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined.  The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.

The Advisor then uses the Russell Midcap and Russell Midcap Growth Indices to establish a baseline for sector allocation of the Fund portfolio. Based upon the Advisor's analysis and research, a relative weighting of each sector is then determined, with most sectors being either underweighted or overweighed relative to the Russell Midcap and Russell Midcap Growth Indices. Only after this target sector allocation is determined does individual stock selection become incorporated in the process.

Individual companies are selected for inclusion in the Fund portfolio based on a sector and industry peer comparisons.  Historical and prospective earnings growth and expectations are considered in addition to relative and absolute valuation.  Further considerations may include but are not limited to management experience and strength, competitive market advantage and positioning and over financial strength.

The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued as determined by the Advisor, the fundamentals of the security change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Investment Strategy Risk.  The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (Mid-cap equity securities.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

Mid Cap Companies Risk. Investing in the securities of mid cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because mid cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Mid Cap Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Risk Lose Money [Text]		rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Performance information will be available after a full calendar year of operations.

[1]	Since the Fund has not yet commenced operations, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and payments under the Rule 12b-1 distribution plan) to not more than 1.50% of the average daily net assets of the Fund through July 31, 2016. The Expense Limitation Agreement may not be terminated prior to that date. The Fund's net expense ratio will be higher than 1.50% to the extent that it incurs expenses excluded from the Expense Limitation Agreement. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.